SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated November 1, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On October 28, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the Pacific Investment Management Company LLC (“PIMCO”) Asia High Yield investment strategy as an additional investment strategy for the Fund effective October 28, 2021 (the “Effective Date”). PIMCO is currently a sub‑adviser to the Fund, but will now also utilize its Asia High Yield investment strategy for Fund assets allocated to the Asia High Yield sleeve of the Fund by J.P. Morgan Private Investments Inc., the adviser to the Fund.
On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” section of the Prospectus, relating to PIMCO:
PIMCO – Asia High Yield
With respect to the portion of the Fund allocated to PIMCO’s Asia High Yield Strategy, PIMCO invests in a combination of fixed income instruments of issuers that are economically tied to Asia ex‑Japan countries and related derivatives on such securities. PIMCO will utilize a credit (i.e., fixed income) strategy that seeks to deploy PIMCO’s total return investment approach. This total return investment approach includes both top‑down and bottom‑up decision making inputs to help PIMCO to identify multiple sources of value. Top‑down strategies focus on both short-term and longer-term global macroeconomic considerations and forces likely to influence the global economy and financial markets (such as interest rates and the rate of inflation) and provide context for regional and sector selection. Bottom‑up strategies drive the security selection process by analyzing individual securities and are key to PIMCO’s ability to select what PIMCO considers to be undervalued securities in the fixed income market.
On the Effective Date, the following is added to the end of the “Risk/Return Summary — Management — Sub‑Advisers and Sub‑Sub‑Advisers” section of the Summary Prospectus and Prospectus, relating to PIMCO:
PIMCO – Asia High Yield

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Stephen Chang	2021	Portfolio Manager
Abhijeet Neogy	2021	Portfolio Manager
Lucien Lu	2021	Portfolio Manager
On the Effective Date, the following is added to the end of the “The Fund’s Management and Administration — The Portfolio Managers — Sub‑Advisers and Sub‑Sub‑Advisers” section of the Prospectus, relating to PIMCO:
Portfolio Managers — Asia High Yield:
Stephen Chang, Abhijeet Neogy and Lucien Lu will serve as the portfolio managers for the Asia High Yield sleeve.
Mr. Chang is a managing director and portfolio manager in the Hong Kong office, managing Asia portfolios and developing PIMCO’s business in this space. Prior to joining PIMCO in 2018, he was a managing director and head of Asian fixed income for JPMorgan Asset Management, responsible for managing bond portfolios in the region and setting macro and asset allocation strategy as part of the broader emerging market debt team. Previously, Mr. Chang was a senior interest rates and derivatives trader with the Royal Bank of Scotland in Hong Kong and a global fixed income portfolio manager at Fischer Francis Trees & Watts, Inc. in New York. He has 25 years of investment experience and holds a master’s degree in management science from Stanford University and an undergraduate degree in computer science from Cornell University.

Mr. Neogy is a senior vice president and portfolio manager in the Singapore office, focusing on emerging market corporate debt. Prior to joining PIMCO in 2013, he worked in equities and derivatives trading at Barclays Capital in Hong Kong and at Bank of America Merrill Lynch in New York. He was previously an analyst with Deloitte Consulting in Washington, working with companies in the technology, insurance and bio‑tech industries. He has 16 years of investment and financial services experience and holds an MBA from Columbia Business School and a bachelor’s degree from the Indian Institute of Technology.
Mr. Lu is a vice president and portfolio manager in the Hong Kong office, focusing on emerging market corporate debt. Prior to joining PIMCO in 2017, he was in flow credit trading at BNP Paribas in Hong Kong, specializing in Asia investment grade credit market-making. He was previously a vice president at Deutsche Bank in Singapore and Hong Kong, working in structured and then flow credit trading. He has 13 years of investment and financial services experience and holds an undergraduate degree in economics from London School of Economics and Political Science.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP‑6C‑2021‑16

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

Supplement dated November 1, 2021

to the Statement of Additional Information dated May 1, 2021, as supplemented

On October 28, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the Pacific Investment Management Company LLC (“PIMCO”) Asia High Yield investment strategy as an additional investment strategy for the Fund effective October 28, 2021 (the “Effective Date”). PIMCO is currently a sub-adviser to the Fund, but will now also utilize its Asia High Yield investment strategy for Fund assets allocated to the Asia High Yield sleeve of the Fund by J.P. Morgan Private Investments Inc., the adviser to the Fund.

On the Effective Date, the following information is added to the end of the first table in the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I, relating to PIMCO:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
PIMCO — Asia High Yield
Stephen Chang*	—	—	4	3,286,046.87	3	189,724.69
Abhijeet Neogy*	—	—	1	1,753,465.35	—	—
Lucien Lu*	7	6,551,421.03	—	—	—	—

*	As of June 30, 2021

On the Effective Date, the following information is added to the end of the second table in the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I, relating to PIMCO:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
PIMCO – Asia High Yield
Stephen Chang*	—	—	—	—	—	—
Abhijeet Neogy*	—	—	—	—	—	—
Lucien Lu*	—	—	—	—	—	—

*	As of June 30, 2021

On the Effective Date, the following information is added to the end of the “POTENTIAL CONFLICTS OF INTEREST — Conflicts of Interest Relating to the Adviser — Indexes” section of Part II:

Certain Funds track financial indexes in which the Adviser or an affiliate retains various intellectual property rights. As a result, JPMC may be entitled to receive index licensing fees from unaffiliated licensees of these indexes. Affiliates of the Adviser may develop or own and operate stock market and other indexes based on investment and trading strategies developed by such affiliates. Affiliates of the Adviser may also assist unaffiliated entities in creating indexes that are tracked by certain ETFs and index mutual funds utilized by the Adviser. Some ETFs and index mutual funds seek to track the performance of these indexes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2021-17